RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	$ 312,417	$ 50	$ 189,733
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	171,802	0	105,732
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors		0	38,770
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors		0	31,195
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	$ 170	$ 50	$ 14,036